Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Overall long-term rate of return on assets	3.70%	2.60%	0.90%
Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Overall long-term rate of return on assets	5.70%	5.10%	2.90%
Early retirement | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	4.40%	4.70%	1.00%
Early retirement | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	6.00%	4.80%	1.20%
Annual absence | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	5.50%	5.10%	2.60%
Annual absence | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	5.80%	5.20%	2.90%
Tuition fees | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	4.70%	4.80%	1.60%
Tuition fees | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	5.40%	5.00%	2.20%
Defined benefit plan | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	3.70%	3.80%	0.70%
Defined benefit plan | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	5.70%	5.30%	3.30%